ACQUISITIONS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Asset acquired, Inventory	$ 72,686	$ 72,686
Asset acquired, Equipment	6,030	6,030
Asset acquired, Trademarks	37,700	37,700
Asset acquired, Customer base	23,000	23,000
Asset acquired, Goodwill	5,881	5,881
Total assets acquired	145,297	145,297
Fair Value	108,750	$ 108,750
Total consideration	145,297
Shares		2,500,000
Total assets acquired		$ 145,297
Belize Contract
Fair Value	$ 2,713	$ 12,927
Shares		300,000
Earnout Shares	1,400,000
Online Payment System
Fair Value	$ 12,927	$ 20,907
Shares		800,000
Earnout Shares	300,000
EBITDA
Fair Value	$ 20,907
Earnout Shares	800,000
Level 3
Fair Value		$ 2,713
Shares		1,400,000